Expense Example - MILLER CONVERTIBLE TOTAL RETURN ETF - MILLER CONVERTIBLE TOTAL RETURN ETF	Jan. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271